Long-term bank loans (Maturities of Long-term Debt) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Less: current portion of long-term bank loans	$ (529,904,807)	$ (501,330,611)
Total long-term bank loans	720,038,940	$ 11,018,946
Long Term Bank Loan [Member]
Debt Instrument [Line Items]
2019	120,802,640
2020	79,500,998
2021	695,446,730
2022	0
2023 and thereafter	$ 354,193,379